UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Available-for-sale fixed maturity securities, at fair value (net of allowance for credit losses of $1 and $4, respectively; amortized cost of $96,172 and $63,157, respectively)	$ 96,657	$ 64,209
Equity securities, at fair value	6,924	7,972
Mortgage loans on real estate, at amortized cost (net of allowance for credit losses of $132 and $113, respectively)	14,021	11,231
Private loans, at amortized cost (net of allowance for credit losses of $130 and $181, respectively)	9,407	8,415
Investment real estate, at cost (net of accumulated depreciation of $231 and $238, respectively)	3,251	3,000
Real estate partnerships	4,949	4,241
Investment funds	12,421	8,962
Policy loans	238	234
Short-term investments, at estimated fair value	612	475
Derivative assets	171	63
Other invested assets	9,261	1,242
Total investments	157,912	110,044
Cash and cash equivalents	12,609	13,014
Accrued investment income	1,419	892
Deferred policy acquisition costs, deferred sales inducements and value of business acquired	11,905	11,683
Reinsurance funds withheld	1,559	1,435
Premiums due and other receivables	787	620
Ceded unearned premiums	296	352
Deferred tax asset	962	687
Reinsurance recoverables and deposit assets	11,513	12,151
Property and equipment (net of accumulated depreciation of $187 and $400, respectively)	317	290
Intangible assets (net of accumulated amortization of $421 and $237, respectively)	1,614	1,625
Goodwill	1,398	783
Other assets	2,539	2,783
Separate account assets	874	822
Total assets	205,704	157,181
Liabilities
Future policy benefits	53,020	16,249
Policyholders’ account balances	97,420	94,411
Policy and contract claims	6,887	7,277
Market risk benefits	4,751	4,536
Unearned premium reserve	1,419	1,272
Other policyholder funds	361	360
Notes payable	206	205
Corporate borrowings	2,652	628
Non-recourse borrowings	6,978	4,857
Funds withheld for reinsurance liabilities	2,938	3,157
Derivative liabilities	576	37
Payables under repurchase agreements	4,386	0
Separate account liabilities	874	822
Total liabilities	187,853	139,264
Commitments and contingencies (Note 28)
Equity
Retained earnings	2,354	2,820
Accumulated other comprehensive income	102	1,121
Non-controlling interests	337	331
Total equity	17,851	17,917
Total liabilities and equity	205,704	157,181
Class A Exchangeable and Class B
Equity
Common stock, carrying amount	1,333	1,334
Class C Shares
Equity
Common stock, carrying amount	13,725	12,311
Related Party
Assets
Total investments	12,200	13,400
Liabilities
Due to related parties	949	819
Nonrelated Party
Liabilities
Other liabilities	$ 4,436	$ 4,634